Intangible Assets	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	June 30, 2025	December 31, 2024
Brands	$175,353	$162,575
Software development costs	1,042,528	935,888
Customer relationships	1,588,424	1,524,623
Computer software	44,955	39,220
Gross carrying value	$2,851,260	$2,662,306

Brands	130,751	113,474
Software development costs	765,970	664,536
Customer relationships	967,212	873,840
Computer software	37,676	29,141
Accumulated amortization	$1,901,609	$1,680,991
Intangible assets, net	$949,651	$981,315

Amortization expense on intangible assets for the three months ended June 30, 2025 and 2024, was $65,796 and $66,786, respectively. Amortization expense on intangible assets for the six months ended June 30, 2025 and 2024 was $132,052 and $133,165, respectively. The increase in gross intangible assets during the six months ended June 30, 2025, relates mainly to the impact of favorable exchange rates on customer relationships and software development costs, as well as capitalized development costs.

The Company performs an impairment analysis on intangible assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. No such events and circumstances were identified during the three and six months ended June 30, 2025 and 2024. For the three months ended June 30, 2025 and 2024, impairment expenses of $13 and $23, respectively, were recognized related to software development costs which had no future economic benefit. For the six months ended June 30, 2025 and 2024 impairment expenses of $657 and $676, respectively, were recognized related to software development costs which had no future economic benefit.